Expense Example {- Fidelity® Global Equity Income Fund} - 10.31 Fidelity Global Equity Income Fund PRO-06 - Fidelity® Global Equity Income Fund - Fidelity Global Equity Income Fund-Default	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 112
3 years	350
5 years	606
10 years	$ 1,340